                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [ ]; Amendment Number: ________

     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    American Assets Investment Management, LLC
Address: 11455 El Camino Real
         Suite 363
         San Diego, CA 92130

Form 13F File Number: 028-12131

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Ernest S. Rady
Title: Chief Investment Officer
Phone: 858-350-2600

Signature, Place, and Date of Signing:


          /s/ Ernest S. Rady                   San Diego, CA         11/12/2008
--------------------------------------   -------------------------   ----------
              [Signature]                      [City, State]           [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13-F File Number   Name
---------------------   ----
028-11688               Insurance Company of the West

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                                    Form 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               1

Form 13F Information Table Entry Total:         42

Form 13F Information Table Value Total:  $  76,952
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13-F File Number   Name
---   ---------------------   ----
1     028-11688               Insurance Company of the West

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                           Form 13-F Information Table
                            as of September 30, 2008

                                           TITLE                                                           VOTING AUTHORITY
                                             OF              VALUE   SHARES/  SH/ PUT/ INVSTMT   OTHER  ---------------------
NAME OF ISSUER                             CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DSCRETN MANAGERS    SOLE   SHARED NONE
--------------                             ----- --------- -------- --------- --- ---- ------- -------- --------- ------ ----
ALTRIA GROUP INC                           com   02209s103    1,548    78,000 SH       sole                78,000
AMBAC FINANCIAL GROUP INC                  com   023139108       71    30,300 SH       sole                30,300
AMERICAN EXPRESS COMPANY                   com   025816109      886    25,000 SH       sole                25,000
AMERICAN INTERNATIONAL GROUP INC           com   026874107      473   142,100 SH       sole               142,100
ANARDARKO PETROLEUM CORP                   com   032511107    1,698    35,000 SH       sole                35,000
BANK OF AMERICA CORP                       com   060505104    3,290    94,000 SH       sole                94,000
BP P L C SPONSORED ADR (FRM BP AMOCO PLC)  com   055622104    4,766    95,000 SH       sole                95,000
CAPITAL ONE FINANCIAL CORP                 com   14040h105    4,080    80,000 SH       sole                80,000
CARDINAL HEALTH INC                        com   14149y108    1,478    30,000 SH       sole                30,000
CATERPILLAR INC                            com   149123101    1,490    25,000 SH       sole                25,000
CHESAPEAKE ENERGY CORP                     com   165167107    1,793    50,000 SH       sole                50,000
CHEVRON CORPORATION                        com   166764100    6,104    74,000 SH       sole                74,000
CHUBB CORP                                 com   171232101    3,294    60,000 SH       sole                60,000
CINCINNATI FINANCIAL CORP                  com   172062101      711    25,000 SH       sole                25,000
CIT GROUP INC NEW                          com   125581108      174    25,000 SH       sole                25,000
CIT GROUP INC.                             com   172967101    1,046    51,000 SH       sole                51,000
COCA COLA CO                               com   191216100    1,586    30,000 SH       sole                30,000
COMCAST CORP NEW CL A                      com   20030n101    2,208   112,500 SH       sole               112,500
CONOCOPHILLIPS                             com   20825c104    5,274    72,000 SH       sole                72,000
ELI LILLY & CO                             com   532457108    1,541    35,000 SH       sole                35,000
EXXON MOBIL CORP                           com   30231g102    1,942    25,000 SH       sole                25,000
FANNIE MAE (FEDERAL NATL MTG ASSN)         com   313586109       81    52,700 SH       sole                52,700
FIDELITY NATIONAL FINANCIAL INC            com   316326107      359    24,454 SH       sole                24,454
FIDELITY NATIONAL INFORMATION SERVICES     com   31620m106      198    10,748 SH       sole                10,748
GENERAL ELECTRIC CO                        com   369604103    3,060   120,000 SH       sole               120,000
GENERAL MILLS INC                          com   370334104    1,718    25,000 SH       sole                25,000
GLAXOSMITHKLINE PLC SPONSORED ADR(FRM GLAX com   37733w105    1,738    40,000 SH       sole                40,000

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
HARTFORD FINANCIAL SERVICES GROUP INC      com   416515104    1,435    35,000 SH       sole                35,000
HOME DEPOT INC                             com   437076102      259    10,000 SH       sole                10,000
INDYMAC BANCORP INC                        com   456607100       10    62,000 SH       sole                62,000
ISTAR FINL INC                             com   45031u101       65    25,000 SH       sole                25,000
JOHNSON & JOHNSON                          com   478160104    2,078    30,000 SH       sole                30,000
JPMORGAN CHASE & CO FORMERLY J P MORGAN CH com   46625h100    2,802    60,000 SH       sole                60,000
LEHMAN BROTHERS HOLDINGS INC.              com   524908100       11    50,000 SH       sole                50,000
LOWES COMPANIES INC                        com   548661107      140     5,900 SH       sole                 5,900
MCDONALDS CORP                             com   580135101    2,160    35,000 SH       sole                35,000
MORGAN STANLEY                             com   617446448    1,150    50,000 SH       sole                50,000
OVERSEAS SHIPHOLDING GROUP INC             com   690368105    3,790    65,000 SH       sole                65,000
PHILIP MORRIS INTERNATIONAL INC.           com   718172109    6,157   128,000 SH       sole               128,000
ROYAL DUTCH SHELL PLC SPONSORED ADR REPSTG adr   780259206    2,065    35,000 SH       sole                35,000
WYETH COM                                  com   983024100    1,293    35,000 SH       sole                35,000
XTO ENERGY INC                             com   98385X106      930    20,000 SH       sole                20,000
TOTAL                                      42                76,952 2,112,702                           2,112,702